Right-of-use assets - property leases Right-of-use assets - property leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets
The Consolidated Statement of Financial Position shows the following amounts relating to leases:

	Year ended December 31, 2019	As of January 1, 2019*
	£'000s	£'000s
Right-of-use assets
Right-of-use assets	971	326
	971	326

Lease liabilities
Current	(460)	(316)
Non Current	(491)	—
	(951)	(316)

Disclosure of additional information about leasing activities for lessee

£'000s
Lease commitments (including prepayments) disclosed as at December 31, 2018	600
Less: adjustments relating to prepaid lease payments	(28)
Lease commitments as at December 31, 2018	572
Discounted using the group’s incremental borrowing rate	526
Less: short-term leases recognized on a straight-line basis as expense	(210)
Lease liability recognized as at January 1, 2019	316
The Consolidated Statement of Comprehensive Income includes the following amounts relating to leases:

	Year ended December 31, 2019	Year ended December 31, 2018
	£'000s	£'000s
Depreciation charge of right-of-use assets
Right-of-use assets	(382)	—
	(382)	—

Interest expense (including finance cost)	50	—
Expense relating to short-term leases (included in general and administrative expenses)	78	—